Results for the Year	12 Months Ended
Dec. 31, 2023
Results for the Year
Results for the Year

Section 2 Results for the Year

This section includes disclosures related to revenue, information about geographical areas, staff costs, corporate and deferred tax and profit per share.

2.1 – Revenue

(DKK million)	2023	2022	2021

Revenue by type:
Royalties	13,705	11,582	6,912
Reimbursement revenue	864	818	531
Milestone revenue	1,177	1,767	954
Collaboration revenue	307	332	20
License revenue	-	6	-
Net product sales	421	-	-

Total	16,474	14,505	8,417

Revenue by collaboration partner:
Janssen	11,949	10,530	6,782
AbbVie	732	1,174	245
Roche	704	796	603
Novartis	1,511	815	236
BioNTech	784	708	416
Pfizer[1]	373	413	135
Other	-	69	-

Total[2]	16,053	14,505	8,417

Royalties by product:
DARZALEX	11,265	9,966	6,070
Kesimpta	1,494	779	235
TEPEZZA	704	796	593
Other[3]	242	41	14

Total	13,705	11,582	6,912

[1]Pzifer acquired Seagen in December 2023

[2] Excludes Genmab’s Net product sales

[3]Other consist of royalties from net sales of RYBREVANT, TECVAYLI, TALVEY and TEPKINLY

ACCOUNTING POLICIES

Genmab recognizes revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration that it expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements that Genmab determines are within the scope of IFRS 15, Genmab performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation. Genmab only applies the five-step model to contracts when it is probable that the Company will collect the consideration it is entitled to in exchange for the goods or services it transfers to the customer. At contract inception, once the contract is determined to be within the scope of IFRS 15, Genmab assesses the goods and services promised within each contract and identifies as a performance obligation each good or service that is distinct. Revenue is recognized in the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied.

Royalties: Certain of Genmab’s license and collaboration agreements include sales-based royalties based on the level of sales. The license has been deemed to be the predominant item to which the royalties relate under Genmab’s license and collaboration agreements. As a result, Genmab recognizes revenue when the related sales occur.

Reimbursement Revenue for R&D Services: Genmab’s research collaboration agreements include provisions for reimbursement or cost sharing for R&D services and payment for FTEs at contractual rates. R&D services are performed and satisfied over time given that the customer simultaneously receives and consumes the benefits provided by Genmab and revenue for research services is recognized over time rather than at a point in time.

Milestone Revenue: Certain of Genmab’s license and collaboration agreements include development, regulatory and commercial milestone payments based on the level of sales. At the inception of each arrangement that includes milestone payments, Genmab evaluates whether the achievement of milestones is considered highly probable and estimates the amount to be included in the transaction price using the most likely amount method. If it is highly probable that a significant revenue reversal would not occur, the associated milestone value is included in the transaction price. Milestone payments that are not within the control of Genmab or the license and collaboration partner, such as regulatory approvals, are not considered probable of being achieved until those approvals are received. The transaction price is then allocated to each performance obligation on a relative stand-alone selling price basis, for which Genmab recognizes revenue as or when the performance obligations under the contract are satisfied. At the end of each subsequent reporting period, Genmab re-evaluates the probability of achievement of such development milestones and commercial milestones and any related constraint, and if necessary, adjusts its estimate of the overall transaction price. Any such adjustments are recorded on a cumulative catch-up basis, which would affect revenue and earnings in the period of adjustment. Under all of Genmab’s existing license and collaboration agreements, milestone payments have been allocated to the license transfer performance obligation.

License Revenue for Intellectual Property: If the license to Genmab’s functional intellectual property is determined to be distinct from the other performance obligations identified in the arrangement, Genmab recognizes revenues from non-refundable upfront fees allocated to the license at the point in time the license is transferred to the licensee and the licensee is able to use and benefit from the license. For licenses that are bundled with other promises, Genmab utilizes judgement to assess the nature of the combined performance obligation to determine whether the combined performance obligation is satisfied over time or at a point in time and, if over time, the appropriate method of measuring progress for purposes of recognizing revenue from non-refundable, upfront fees. Under all of Genmab’s existing license and collaboration agreements the license to functional intellectual property has been determined to be distinct from other performance obligations identified in the agreement.

Collaboration Revenue: Collaboration revenue includes the result of profit sharing arrangements for the sale of commercial products by our collaboration partners. When Genmab’s collaboration partner is determined to be the principal in sales to end customers, Genmab’s share of profits for the sale of commercial products is included in collaboration revenue.

Net Product Sales: Revenue from the sale of goods is recognized when control is transferred to the customer and it is probable that Genmab will collect the consideration to which it is entitled for transferring the products. Control of the products is transferred at a single point in time which occurs upon delivery to the customer. The amount of sales to be recognized is based on the consideration Genmab expects to receive in exchange for its goods. When sales are recognized, an estimate for a variety of sales deductions is also recorded such as cash discounts, government rebates, chargebacks, wholesaler fees, other rebates and administrative fees, sales returns and allowances and other sales discounts. Sales deductions are estimated and recognized as a reduction of gross product sales to arrive at net product sales, by assessing the expected value of the sales deductions (variable consideration). Sales deductions are estimated and provided for at the time the related sales are recorded. Genmab’s estimates related to sales deductions require significant use of estimates as not all conditions are known at the time of sale. The estimates are based on analyses of existing contractual obligations, historical experience, drug product analogs and payer channel mix. Genmab considers the provisions established for sales deductions to be reasonable and appropriate based on currently available information; however, the actual amount of deductions may differ from the amounts estimated by management as more information becomes available. Estimates will be assessed each period and adjusted as required based on updated information and actual experience.

When Genmab is determined to be the principal in sales to end customers, all product sales are included in net product sales in the income statement. As of December 31, 2023, all net product sales relate to sales of EPKINLY in the U.S. and Japan pursuant to the Collaboration Agreement with AbbVie.

Refer to Note 5.6 for detailed information regarding Genmab’s significant Research Collaborations, License Agreements and Collaborative Agreements.

MANAGEMENT’S JUDGeMENTS AND ESTIMATES – revenue recognition

Evaluating the criteria for revenue recognition requires management’s judgements and estimates to assess and determine the following:

●	Judgement in assessing whether a collaboration partner is a customer.
●	An estimation of partner net sales amounts in determination of the calculation of royalties.
●	An assessment of whether the achievement of milestone payments is highly probable.
●	An estimation of variable consideration identified in the contract using key assumptions which may include forecasted revenues, development timelines, reimbursement rates for personnel costs, discount rates and probabilities of technical and regulatory success.
●	The nature of performance obligations and whether they are distinct or should be combined with other performance obligations to determine whether the performance obligations are satisfied over time or at a point in time.

2.2 – Information about Geographical Areas

Genmab is managed and operated as one business unit, which is reflected in the organizational structure and internal reporting. No separate lines of business or separate business entities have been identified with respect to any licensed products, marketed products, product candidates or geographical markets and no segment information is currently prepared for internal reporting.

Accordingly, it has been concluded that it is not relevant to include segment disclosures in the financial statements as Genmab’s business activities are not organized on the basis of differences in related product and geographical areas.

	Revenue	Non-current assets	Revenue	Non-current assets	Revenue	Non-current assets

(DKK million)	2023		2022		2021

Denmark	16,053	496	14,505	211	8,417	269
Netherlands	-	874	-	793	-	422
United States	380	378	-	442	-	470
Japan	41	56	-	70	-	95

Total	16,474	1,804	14,505	1,516	8,417	1,256

ACCOUNTING POLICIES

Geographical information is presented for Genmab’s revenue and non-current assets. Revenue is attributed to countries on the basis of the location of the legal entity holding the contract with the counterparty. Non-current assets comprise intangible assets, property and equipment, right-of-use assets and receivables.

2.3 – Staff Costs

	2023	2022	2021
(DKK million)

Wages and salaries	2,631	1,913	1,174
Share-based compensation	586	439	310
Defined contribution plans	170	112	80
Other social security costs	335	263	155
Government grants	(174)	(144)	(122)

Total	3,548	2,583	1,597

Staff costs are included in the income statement as follows:
Cost of product sales	3	-	-
Research and development expenses	2,178	1,662	1,190
Selling, general and administrative expenses	1,541	1,065	529
Government grants related to research and development expenses	(174)	(144)	(122)

Total	3,548	2,583	1,597

Average number of FTE	2,011	1,460	1,022
Number of FTE at year-end	2,204	1,660	1,212

Refer to Note 4.6 for additional information regarding share-based instruments and Note 5.1 for additional information regarding the remuneration of the Board of Directors and Executive Management.

ACCOUNTING POLICIES

STAFF COSTs

Wages and salaries, other social security costs, paid leave and bonuses, and other employee benefits are recognized in the financial year in which the employee performs the associated work.

Genmab’s pension plans are classified as defined contribution plans and, accordingly, no pension obligations are recognized in the balance sheet. Costs relating to defined contribution plans are included in the income statement in the period in which they are accrued, and outstanding contributions are included in other payables.

Termination benefits are recognized as an expense, when Genmab is committed demonstrably, without realistic possibility of withdrawal, to a formal detailed plan to terminate employment.

2.4 – Corporate and Deferred Tax

TAXATION – INCOME STATEMENT & SHAREHOLDERS’ EQUITY

(DKK million)	2023	2022	2021

Current tax on profit	1,301	1,478	954
Adjustment to deferred tax	(59)	107	(371)
Adjustment to unrecognized deferred tax assets	43	(92)	378

Total tax for the period in the income statement	1,285	1,493	961

(DKK million)	2023	2022	2021

Net profit before tax	5,637	6,945	3,918

Tax at the Danish corporation tax rate of 22% for all periods	1,240	1,528	862

Tax effect of:
Adjustment to unrecognized deferred tax assets	43	(92)	137
Recognition of previously unrecognized tax losses and deductible temporary differences	-	(12)	119
Non-deductible expenses/non-taxable income and other permanent differences, net	7	73	(147)
All other	(5)	(4)	(10)

Total tax effect	45	(35)	99

Total tax for the period in the income statement	1,285	1,493	961

Total tax for the period in shareholders' equity	57	(22)	(31)

Effective Tax Rate	22.8%	21.5%	24.5%

Corporate tax consists of current tax and the adjustment of deferred taxes during the year. The corporate tax expense was DKK 1,285 million in 2023, DKK 1,493 million in 2022 and DKK 961 million in 2021. Tax benefits of DKK 57 million in 2023 and tax expenses of DKK 22 million and DKK 31 million in 2022 and 2021, respectively, related to excess tax benefits for share-based compensation were recorded directly in shareholders’ equity.

Genmab operates in multiple jurisdictions which have enacted new legislation to implement the global minimum top-up tax, which comes into effect beginning January 1, 2024. Under this legislation, the Company would be liable to pay a top-up tax for the difference between its GloBE Effective Tax Rate (“ETR”) per jurisdiction and the minimum rate of 15 percent. Since the newly enacted tax legislation is only effective from January 1, 2024, there is no current tax impact for the year ended December 31, 2023. Genmab applies the exception to recognizing and disclosing information about deferred tax assets and liabilities related to Pillar Two income taxes, as provided in the amendments to IAS 12 issued in May 2023.

The rules are not expected to have a material impact on the tax position of Genmab in 2024 and Genmab continues to assess its exposure to the Pillar Two legislation.

TAXATION – BALANCE SHEET

Significant components of the deferred tax asset are as follows:

(DKK million)	2023	2022

Share-based instruments	41	128
Deferred revenue	113	113
Other temporary differences	58	11

Total at December 31	212	252

Genmab recognizes deferred tax assets if it is probable that sufficient taxable income will be available in the future, against which the temporary differences and unused tax losses can be utilized. Management has considered future taxable income and applied its judgement in assessing whether deferred tax assets should be recognized.

As of December 31, 2023, Genmab had estimated gross unrecognized tax loss carryforwards in the U.S. and the Netherlands of DKK 2.1 billion and DKK 0.5 billion, respectively, to reduce future taxable income (and DKK 2.4 billion and DKK 0.8 billion in 2022, respectively). The loss carryforwards generally expire in various periods through 2037; however, U.S. tax losses originating after 2017 and tax losses in the Netherlands available as of December 31, 2023, can be carried forward indefinitely.

ACCOUNTING POLICIES

CORPORATE TAX

Corporate tax, which consists of current tax and deferred taxes for the year, is recognized in the income statement, except to the extent that the tax is attributable to items which directly relate to shareholders’ equity or other comprehensive income.

Current tax assets and liabilities for current and prior periods are measured at the amounts expected to be recovered from or paid to the tax authorities.

DEFERRED TAX

Deferred tax accounting requires recognition of deferred tax on all temporary differences between the carrying amount of assets and liabilities and the tax base of such assets and liabilities. This includes the tax value of certain tax losses carried forward.

Deferred tax is calculated in accordance with the tax regulations in the local countries and the tax rates expected to be in force at the time the deferred tax is utilized. Changes in deferred tax as a result of changes in tax rates are recognized in the income statement.

Deferred tax assets resulting from temporary differences, including the tax value of losses to be carried forward, are recognized only to the extent that it is probable that future taxable profit will be available against which the differences can be utilized.

MANAGEMENT’S JUDGeMENTS AND ESTIMATES

DEFERRED TAX

Genmab recognizes deferred tax assets if management assesses that these tax assets can be offset against positive taxable income within a foreseeable future. This judgement is made on an ongoing basis and is based on numerous factors, including actual results, budgets and business plans for the coming years.

Realization of deferred tax assets is dependent upon a number of factors, including future taxable earnings, the timing and amount of which are highly uncertain. A significant portion of Genmab’s future taxable income will be driven by future events that are highly susceptible to factors outside the control of Genmab including commercial growth of DARZALEX, specific clinical outcomes, regulatory approvals, advancement of Genmab’s product pipeline and other matters. Genmab continues to maintain nonrecognition of a significant portion of deferred tax assets related to its subsidiaries until there is sufficient evidence to support the recognition of deferred tax assets. Genmab may recognize deferred tax assets related to its subsidiaries in the future. The recognition of deferred tax assets will result in a decrease to income tax expense in such period.

2.5 – Profit Per Share

(DKK million)	2023	2022	2021

Net profit	4,352	5,452	2,957

(Shares)

Weighted average number of shares outstanding	66,023,437	65,783,130	65,634,300
Weighted average number of treasury shares	(713,693)	(395,829)	(238,663)

Weighted average number of shares excl. treasury shares	65,309,744	65,387,301	65,395,637
Adjustments for share-based instruments, dilution	604,961	622,303	650,114

Weighted average number of shares, diluted	65,914,705	66,009,604	66,045,751

Basic net profit per share	66.64	83.38	45.22
Diluted net profit per share	66.02	82.59	44.77

In the calculation of the diluted net profit per share for 2023, 248,649 warrants (none of which were vested) have been excluded as these share-based instruments are out of the money, compared to 68,728 and 43,654 (none of which were vested) for 2022 and 2021, respectively.

ACCOUNTING POLICIES

BASIC NET PROFIT PER SHARE

Basic net profit per share is calculated as the net profit for the period divided by the weighted average number of outstanding ordinary shares, excluding treasury shares.

DILUTED NET PROFIT PER SHARE

Diluted net profit per share is calculated as the net profit for the period divided by the weighted average number of outstanding ordinary shares, excluding treasury shares and adjusted for the dilutive effect of share equivalents.